Earning per unit and cash distributions - Additional information (Details) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 23, 2018	Jun. 03, 2016	Mar. 21, 2019	Mar. 23, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution					$ 399,000	$ 398,000	$ 798,000	$ 795,000
Minimum Quarterly Distribution To Common And Subordinated Per Unit							$ 0.3375
Subordinated Units Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights							100.00%
Incentive Distribution Right Target Distribution					$ 344,000.000	343,000	$ 688,000.000	685,000.000
Minimum Quarterly Distribution To Common And Subordinated Per Unit							$ 0.3375
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	14,584	21,500	10,917	14,584
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit							$ 0.421875
Distribution Percentage To All Unit Holders							85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights							15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit					$ 0.50625
Distribution Percentage To All Unit Holders							75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights					25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders							50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights							50.00%
After Target Distribution [Member] | Subordinated Units Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights							100.00%
Common Unit Public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit							$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights					100.00%
Common Unit Public [Member] | Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights							100.00%
Common units Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution					$ 55,000	$ 55,000	$ 110,000	$ 109,000